Note 14: Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Details
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%
Deferred Tax Assets, Gross	$ 3,295,000	$ 2,550,000
Deferred Tax Assets, Operating Loss Carryforwards	9,690,000	7,500,000
Operating Loss Carryforwards, Valuation Allowance	$ 3,295,000	25,550,000
Income Tax Examination, Penalties and Interest Accrued		$ 40,000